RYDEX SERIES FUNDS

                           GLOBAL MARKET NEUTRAL FUND
                                  (THE "FUND")

                      SUPPLEMENT DATED MAY 18, 2009 TO THE

     RYDEX SERIES FUNDS GLOBAL MARKET NEUTRAL FUND H-CLASS SHARES PROSPECTUS
               DATED MARCH 30, 2009, AND ALL SUPPLEMENTS THERETO;
    RYDEX SERIES FUNDS GLOBAL MARKET NEUTRAL FUND A-CLASS AND C-CLASS SHARES
        PROSPECTUS DATED MARCH 30, 2009, AND ALL SUPPLEMENTS THERETO; AND
      RYDEX SERIES FUNDS GLOBAL MARKET NEUTRAL FUND STATEMENT OF ADDITIONAL
         INFORMATION, DATED MARCH 30, 2009, AND ALL SUPPLEMENTS THERETO.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE GLOBAL MARKET NEUTRAL FUND H-CLASS SHARES AND A-CLASS SHARES AND C-CLASS SHARES PROSPECTUSES, DATED MARCH 30, 2009 (THE "PROSPECTUSES") AND THE GLOBAL MARKET NEUTRAL FUND STATEMENT OF ADDITIONAL INFORMATION, DATED MARCH 30, 2009 (THE "SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

--------------------------------------------------------------------------------

Effective May 18, 2009, the Fund name will be preceded with "Rydex | SGI." Therefore, in the Prospectuses and SAI, the Fund will now be referred to as:
Rydex | SGI Global Market Neutral Fund.

--------------------------------------------------------------------------------

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

GMN-SUP-0509x0809